Document and Entity Information	Oct. 28, 2025
Prospectus Line Items
Document Type	485BPOS
Document Period End Date	Oct. 28, 2025
Entity Central Index Key	0000754510
Amendment Flag	false
Registrant Name	Fidelity Securities Fund
Entity Investment Company Type	N-1A